Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current Assets
Cash and cash equivalents	$ 421,989	$ 363,978
Short-term investments	346	5,078
Trade and other receivables	1,562	1,081
Inventories	9,493	8,028
Due from related parties	1,554	1,158
Income tax receivable		37
Prepaids and deposits	8,497	7,561
Total current assets	443,441	386,921
Non-current Assets
Long-term prepaids and deposits	13,424	2,099
Long-term receivables	5,183	1,079
Reclamation deposits	4,568	4,263
Other investments	54,243	17,277
Investment in associates	54,641	46,016
Investment properties	487	511
Plant and equipment	108,510	93,793
Mineral rights and properties	779,730	586,982
TOTAL ASSETS	1,464,227	1,138,941
Current Liabilities
Accounts payable and accrued liabilities	85,163	63,881
Current portion of lease obligation	286	278
Current portion of convertible notes	2,069	2,460
Deposits received	20,888	7,264
Income tax payable	15,574	2,679
Total current liabilities	123,980	76,562
Non-current Liabilities
Long-term portion of lease obligation	882	1,053
Long-term portion of convertible notes	115,156	108,193
Derivative liabilities		50,768
Long term deposit	44,896
Deferred income tax liabilities	63,048	59,338
Environmental rehabilitation	10,596	9,639
Total Liabilities	358,558	305,553
Equity
Share capital	428,685	411,960
Equity reserves	232,359	(15,140)
Retained earnings	279,962	305,908
Total equity attributable to the equity holders of the Company	941,006	702,728
Non-controlling interests	164,663	130,660
Total Equity	1,105,669	833,388
TOTAL LIABILITIES AND EQUITY	$ 1,464,227	$ 1,138,941